Schedule of Restricted Investments (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Amortized Cost	$ 1,156,077	$ 1,155,364
Gross Unrealized Gains	19,648	31,317
Gross Unrealized Losses	0	0
Aggregate Estimated Fair Value	1,175,725	1,186,681
US Treasury Notes [Member]
Amortized Cost	879,553	879,553
Gross Unrealized Gains	19,648	31,317
Gross Unrealized Losses	0	0
Aggregate Estimated Fair Value	899,201	910,870
Certificates of deposit [Member]
Amortized Cost	276,524	275,811
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Aggregate Estimated Fair Value	$ 276,524	$ 275,811